4. Disposition of SPI China (Details - Balance Sheet) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets of discontinued operations
Total current assets	$ 0	$ 52,433
Total non-current assets	0	60,882
Liabilities of discontinued operations
Total current liabilities	0	213,316
Total non-current liabilities	$ 0	3,133
SPI China [Member]
Assets of discontinued operations
Cash and cash equivalents		339
Restricted cash		1,017
Accounts receivable, net		33,365
Prepaid expenses and other current assets, net		13,778
Finance lease receivable		3,816
Other current assets		118
Total current assets		52,433
Other receivable, noncurrent		5,008
Property, plant and equipment, net		37,936
Project assets, noncurrent		11,680
Deferred tax assets, net		299
Finance lease receivable, noncurrent		5,959
Total non-current assets		60,882
Total assets		113,315
Liabilities of discontinued operations
Accounts payable		39,401
Accounts payable, related parties		4,700
Accrued liabilities		12,950
Income taxes payable		2,833
Short-term borrowings and current portion of long-term borrowings		103,248
Financing and capital lease obligations, current		26,399
Other current liabilities		23,785
Total current liabilities		213,316
Long-term borrowings, excluding current portion		2,378
Other noncurrent liabilities		755
Total non-current liabilities		3,133
Total liabilities		$ 216,449